Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 19. Income Taxes

(a)
Income Tax Recognized in Net Earnings

The components of income taxes were as follows:

Years ended December 31,	2025	2024

Current income taxes	$92	$72

Deferred income taxes	7	(23)

Income taxes	$99	$49
(b)
Reconciliation of Income Taxes

The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2025	2024

Earnings before income taxes	$163	$81
Canadian statutory rate	23.3%	23.4%
Expected income tax provision	$38	$19
Add (deduct):
Earnings taxed in foreign jurisdictions	3	6
Change in unrecognized deferred tax asset	29	15
Amounts not deductible (taxable) for tax purposes	3	7
Impact of OECD Pillar Two current taxes	-	3
Withholding tax on dividends received from foreign subsidiaries	26	-
Other	-	(1)
Total Income taxes	$99	$49

The applicable statutory tax rate is the aggregate of the Canadian federal income tax rate of 15.0 percent (2024 – 15.0 percent) and provincial income tax rate of 8.3 percent (2024 – 8.4 percent).

The Company’s effective tax rate is subject to fluctuations in the Argentine peso and Mexican peso exchange rate against the USD. Since the Company holds significant EI assets in Argentina and Mexico, the tax base of these assets are denominated in Argentine peso and Mexican peso, respectively. The functional currency is the USD and as a result, the related local currency tax bases are revalued periodically to reflect the closing USD rate against the local currency. Any movement in the exchange rate results in a corresponding unrealized exchange rate gain or loss being recorded as part of deferred income tax expense or recovery. During periods of large fluctuation or devaluation of the local currency against the USD, these amounts may be significant but are unrealized and may reverse in the future. Recognition of these amounts is required by IFRS, even though the revalued tax basis does not generate any cash tax obligation or liability in the future.

The Company did not recognize income tax in other comprehensive income (loss) for the years ended December 31, 2025 and 2024.

(c)
Net Deferred Tax Assets (Liabilities)

Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

January 1, 2025	$15	$30	$(56)	$(13)	$(24)
Charged to net earnings	4	(9)	(16)	14	(7)
Exchange differences	(1)	2	3	(3)	1

December 31, 2025	$18	$23	$(69)	$(2)	$(30)

[1] Net deferred tax liabilities at December 31, 2025 of $30 million consisted of liabilities of $51 million net of assets of $21 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

January 1, 2024	$27	$27	$(69)	$(29)	$(44)
Charged to net earnings	(14)	3	15	19	23
Exchange differences	2	-	(2)	(3)	(3)

December 31, 2024	$15	$30	$(56)	$(13)	$(24)

[1] Net deferred tax liabilities at December 31, 2024 of $24 million consisted of liabilities of $48 million net of assets of $24 million.

(d)
Unrecognized Deferred Tax Assets

As at December 31, 2025, the Company did not recognize deductible temporary differences of $989 million (December 31, 2024 – $955 million) and unused Canadian tax credits of $1 million (December 31, 2024 – $1 million) for which it is unlikely that sufficient future taxable income will be available to offset against. An additional $58 million (December 31, 2024 – $62 million) of US tax credits were acquired, but utilization is restricted and therefore, the benefit is not recognized.

The deductible temporary differences consisted of:

Years ended December 31,	2025	2024

Canadian:

Tax losses	$234	$229

Restricted interest	160	39

Long-term assets	(2)	(2)

Accounting provisions and other accruals	51	35

Foreign:

Tax losses	537	646

Restricted interest	13	13

Long-term assets	(4)	(5)

Total unrecognized deferred tax assets	$989	$955

The Company’s unused tax losses and tax credits are subject to expiration in the years 2026 through 2045 with some having an indefinite life.